Company’s Operations	12 Months Ended
Dec. 31, 2023
Companys Operations
Company’s Operations

1.	Company’s Operations

BRF S.A. (“BRF”), and its subsidiaries (collectively the “Company”) is a publicly traded company, listed on the segment Novo Mercado of Brasil, Bolsa, Balcão (“B3”), under the ticker BRFS3, and listed on the New York Stock Exchange (“NYSE”), under the ticker BRFS. The Company’s registered office is at 475 Jorge Tzachel Street, Fazenda District, Itajaí - Santa Catarina and the main business office is in the city of São Paulo.

BRF is a Brazilian multinational company, with global presence, which owns a comprehensive portfolio of products, and it is one of the world’s largest companies of food products. The Company operates by raising, producing and slaughtering poultry and pork for processing, production and sale of fresh meat, processed products, pasta, margarine, pet food and others.

The Company holds as main brands Sadia, Perdigão, Qualy, Chester®, Kidelli, Perdix, Banvit, Biofresh and Gran Plus, present mainly in Brazil, Turkey and Middle Eastern countries.

1.1.	Equity interest

				% equity interest
Entity		Main activity	Country (1)	12.31.23	12.31.22	Equity interest
BRF GmbH		Holding	Austria	100.00	100.00	Direct
BRF Arabia Holding Company	(h)	Holding	Saudi Arabia	70.00	-	Indirect
BRF Foods UK Ltd.	(i)	Administrative and marketing services	England	100.00	-	Direct
BRF Foods GmbH		Industrialization, import and commercialization of products	Austria	100.00	100.00	Indirect
Al Khan Foodstuff LLC ("AKF")	(b)	Import, commercialization and distribution of products	Oman	70.00	70.00	Indirect
TBQ Foods GmbH		Holding	Austria	60.00	60.00	Indirect
Banvit Bandirma Vitaminli		Import, industrialization and commercialization of products	Turkey	91.71	91.71	Indirect
Banvit Enerji ve Elektrik Üretim Ltd. Sti.	(a)	Generation and commercialization of electric energy	Turkey	100.00	100.00	Indirect
Nutrinvestments BV	(a)	Holding	The Netherlands	100.00	100.00	Indirect
Banvit ME FZE	(d)	Marketing and logistics services	UAE	-	100.00	Indirect
BRF Foods LLC	(k)	Import, industrialization and commercialization of products	Russia	100.00	100.00	Indirect
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	100.00	100.00	Indirect
BRF Global Company South Africa Proprietary Ltd.		Administrative, marketing and logistics services	South Africa	100.00	100.00	Indirect
BRF Global GmbH		Holding and trading	Austria	100.00	100.00	Indirect
BRF Japan KK		Marketing and logistics services, import, export, industrialization and commercialization of products	Japan	100.00	100.00	Indirect
BRF Korea LLC		Marketing and logistics services	Korea	100.00	100.00	Indirect
BRF Shanghai Management Consulting Co. Ltd.		Provision of consultancy and marketing services	China	100.00	100.00	Indirect
BRF Shanghai Trading Co. Ltd.		Import, export and commercialization of products	China	100.00	100.00	Indirect
BRF Singapore Foods PTE Ltd.		Administrative, marketing and logistics services	Singapore	100.00	100.00	Indirect
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	100.00	100.00	Indirect
Buenos Aires Fortune S.A.	(m)	Holding	Argentina	100.00	100.00	Indirect
Eclipse Latam Holdings		Holding	Spain	100.00	100.00	Indirect
Perdigão Europe Lda.		Import, export of products and administrative services	Portugal	100.00	100.00	Indirect
ProudFood Lda.		Import and commercialization of products	Angola	100.00	100.00	Indirect
Sadia Chile S.A.		Import, export and commercialization of products	Chile	100.00	100.00	Indirect
Wellax Food Logistics C.P.A.S.U. Lda.	(g)	Import, commercialization of products and administrative services	Portugal	-	100.00	Indirect
One Foods Holdings Ltd.		Holding	UAE	100.00	100.00	Indirect
Al-Wafi Food Products Factory LLC		Import, export, industrialization and commercialization of products	UAE	100.00	100.00	Indirect
Badi Ltd.		Holding	UAE	100.00	100.00	Indirect
Al-Wafi Al-Takamol International for Foods Products		Import and commercialization of products	Saudi Arabia	100.00	100.00	Indirect
Joody Al Sharqiya Food Production Factory LLC		Import and commercialization of products	Saudi Arabia	100.00	100.00	Indirect
BRF Kuwait Food Management Company WLL	(b)	Import, commercialization and distribution of products	Kuwait	49.00	49.00	Indirect
One Foods Malaysia SDN. BHD.	(j)	Marketing and logistics services	Malaysia	-	100.00	Indiretc
Federal Foods LLC	(b)	Import, commercialization and distribution of products	UAE	49.00	49.00	Indirect
Federal Foods Qatar	(b)	Import, commercialization and distribution of products	Qatar	49.00	49.00	Indirect
Establecimiento Levino Zaccardi y Cia. S.A.	(f)	Industrialization and commercialization of dairy products	Argentina	-	100.00	Indirect
BRF Energia S.A.		Commercialization of eletric energy	Brazil	100.00	100.00	Direct
BRF Pet S.A.	(e)	Industrialization, commercialization and distribution of feed and nutrients for animals	Brazil	100.00	100.00	Direct
Hercosul Alimentos Ltda.	(e)	Manufacturing and sale of animal feed	Brazil	100.00	100.00	Indirect
Hercosul Distribuição Ltda.	(e)	Import, export, wholesale and retail sale of food products for animals	Brazil	100.00	100.00	Indirect
Hercosul International S.R.L.	(e)	Manufacturing, export, import and sale of feed and nutrients for animals	Paraguay	100.00	100.00	Indirect
Hercosul Soluções em Transportes Ltda.	(e)	Road freight	Brazil	100.00	100.00	Indirect
Mogiana Alimentos S.A.	(e)	Manufacturing, distribution and sale of Pet Food products	Brazil	100.00	100.00	Indirect
Potengi Holdings S.A.	(c)	Holding	Brazil	50.00	50.00	Affiliate
PR-SAD Administração de bem próprio S.A.		Management of assets	Brazil	33.33	33.33	Affiliate
PSA Laboratório Veterinário Ltda.	(n)	Veterinary activities	Brazil	100.00	100.00	Indirect
Sadia Alimentos S.A.	(l)	Holding	Argentina	100.00	100.00	Direta
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	100.00	100.00	Direct
Vip S.A. Empreendimentos e Participações Imobiliárias	(n)	Commercialization of owned real state	Brazil	100.00	100.00	Direct
BRF Investimentos Ltda.		Holding, management of companies and assets	Brazil	100.00	100.00	Indirect
(1)	UAE – United Arab Emirates.
(a)	Dormant subsidiaries. The Company is evaluating the liquidation of these subsidiaries.
(b)	For these entities, the Company has agreements that ensure full economic rights, except for AKF, in which the economic rights are of 99%.
(c)	Affiliate in partnership with a subsidiary of AES Brasil Energia S.A. in which the economic participation is 24% (note 12).
(d)	On March 21, 2023, the subsidiary Banvit ME FZE was dissolved.
(e)	The competitive process for the possible sale of these companies, which began on February 28, 2023, was closed on November 13, 2023, with the option of keeping these entities in operation and, therefore, no impact was recorded.
(f)	On July 7, 2023, the subsidiary Establecimiento Levino Zaccardi y Cia. S.A. was dissolved.
(g)	On July 21, 2023, the subsidiary Wellax Food Logistics C.P.A.S.U. Lda. was dissolved.
(h)	On December 11, 2023 the company BRF Arabia Holding Company was incorporated, located in Saudi Arabia.
(i)	On October 5, 2023 the company BRF UK Foods Ltd. was incorporated, located in England.
(j)	On December 27, 2023 the subsidiary One Foods Malaysia SDN BHD was dissolved.
(k)	On January 15, 2024 the subsidiary BRF Foods LLC was dissolved.
(l)	On December 31, 2023, BRF S.A. began to hold the entire share capital of the subsidiary Sadia Alimentos S.A.
(m)	On March 19, 2024 the subsidiary Buenos Aires Fortune S.A. was dissolved.
(n)	On March 28, 2024 the subsidiaries BRF VIP S.A. e a PSA Laboratório Veterinário Ltda. were incorporated by BRF S.A.

1.2.	Leniency agreement

On December 28, 2022, BRF has entered into a Leniency Agreement with the Brazilian authorities – Controladoria Geral da União (“CGU”) and the Advocacia Geral da União (“AGU”) (as note 1.3 of financial statements of the year ended on December 31, 2022), in which it assumed the commitment to pay the amount of R$583,977. That amount, updated according to the agreement, was settled on June 30, 2023, as follows: (i) 70% with tax losses in the amount of R$435,128 (Note 10.1); (ii) 30% with PIS and COFINS and IRPJ tax credits in the amount of R$186,483 (Note 9.4).

Additionally, the Company assumed the following qualitative commitments: a) to remediate the identified practices and to adopt preventive measures to prevent that such practices could happen again and b) to continuously improve its integrity program with the support and monitoring of the CGU.

During the year ended on December 31, 2023, all aforementioned commitments were fulfilled and the Company continues to maintain its public commitment to pursue the process of continuous improvement of its corporate governance and compliance practices.